PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Prepaid Expenses and Other Current Assets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 109	$ 379	$ 834
Other prepaid expenses	390	425	582
Deposits	89	89	89
Total prepaid expenses and other current assets	$ 588	$ 893	$ 1,505